Net finance income: (Tables)	12 Months Ended
Dec. 31, 2022
Net finance income:
Schedule of finance income and finance costs

	2022	2021

Interest income	$5,083	$233
Foreign exchange gain	—	1,683
Finance income	5,083	1,916

Interest expense on lease liability (note 6)	(41)	(29)
Interest and bank charges	(37)	(26)
Impairment of deferred financing costs (note 9 (a))	(390)	—
Realized loss on sale of bearer deposit notes prior to maturity	(268)	—
Foreign exchange loss	(2,484)	—
Finance costs	(3,220)	(55)
Net finance income	$1,863	$1,861